Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events
Subsequent Events

Note 10 — Subsequent Events

On October 2, 2019, Edison Nation, Inc. (the “Company”) entered into a Share Purchase Agreement (the “PIPE Purchase Agreement”) with certain accredited investors (collectively, the “Investors”) for the private placement of 1,175,000 shares of the Company’s common stock, $0.001 par value per share, at a purchase price of $2.00 per share (the “PIPE Transaction”). The PIPE Purchase Agreement contains certain closing conditions relating to the sale of securities, representations and warranties by the Company and the Investors, as well as covenants of the Company and the Investors (including indemnification from the Company in the event of breaches of its representations and warranties), all of which the Company believes are customary for transactions of this type.

In a series of four closings conducted in October 2019, the Company received net proceeds of $2,039,303 which consisted of $2,350,000 of gross proceeds offset by $310,697 of fees to placement agent and their lawyers. Alexander Capital, LP (“Alexander Capital”), a FINRA registered broker dealer, acted as placement agent with respect to the PIPE Transaction. In connection with the PIPE Transaction, Alexander Capital received a commission of $141,000, a debt restructuring fee of $64,208, a debt conversion fee of 15,889, a placement fee of $33,600 and Warrants to purchase 70,500 shares of the Company’s common stock, at an exercise price of $2.50 per share.

In connection with the PIPE Purchase Agreement, the Company entered into Registration Rights Agreements with each of the Investors (the “Registration Rights Agreement”), pursuant to which the Company is required to prepare and file a registration statement (the “Registration Statement”) with the SEC under the Securities Act of 1933, as amended, covering the resale of the shares of common stock issued to the Investors under the PIPE Purchase Agreement, as well as the 70,500 Warrants issued in connection with the PIPE Financing. The Company will be required to have such Registration Statement declared effective by the SEC within 90 calendar days (or 120 calendar days in the event of a “full review” by the SEC) following the applicable closing date of the PIPE Transaction. If the registration statement is not filed or declared effective within the timeframe set forth in the Registration Rights Agreements, the Company is obligated to pay the Investors an amount equal to 1% of the total purchase price of the common stock per month (up to a maximum of 8% in the aggregate) until such failure is cured. The Registration Rights Agreement also contains mutual indemnifications by the Company and each Investor, which the Company believes are customary for transactions of this type.

In connection with the PIPE transaction, the convertible notes entered into on May 13, 2019 were also converted at $2.00 per share into 560,185 shares of the Company’s common stock.

On November 6, 2019, the Company acquired the assets of Uber Mom, LLC for $52,352, which was the approximate value of Uber Mom, LLC inventory, and 22,500 shares of our common stock.

In November 2019, the Company entered into a Receivables Purchase Agreement with a financial institution (the “Receivables Purchase Agreement”), for the purchase of $225,000 of receivables with a purchase price of $200,000. The proceeds were used to fund the purchase of products for sale on our Amazon.com sellers page.

In November 2019, the Company entered into a Future Receivables Purchase Agreement with a financial institution (the “Future Receivables Purchase Agreement”), for the purchase of $337,500 of receivables with a purchase price of $225,000. The proceeds were used to fund our receivables for overseas distributors as such receivables were not eligible as collateral under our current working capital facility. Christopher B. Ferguson, our Chairman and Chief Executive Officer, personally guaranteed the prompt and complete performance of the Company's obligations under the Future Receivables Purchase Agreement.

On December 27, 2019, the Company paid $274,625 of the outstanding principal and interest on the Tiburon Note executed on June 14, 2019.

On January 10, 2020, the Company entered into a 5% Promissory Note Agreement with Rawleigh Ralls ("Ralls") for an aggregate principal amount of $267,000 (the "Ralls Note"), pursuant to which Ralls purchased the Ralls Note from the Company for $250,000, and the Company issued to Ralls a warrant (the "Ralls Warrant") to purchase 125,000 shares of the Company's common stock. The proceeds from the Ralls Note will be used for general working capital needs of the Company. The Company will also issue 33,000 incentive shares to O'Leary. The maturity date of the Ralls Note is July 10, 2020.

On January 15, 2020, the Company entered into a 5% Promissory Note Agreement with Paul J. Solit & Julie B. Solit ("Solits") for an aggregate principal amount of $107,000 (the "Solit Note"), pursuant to which the Solits purchased the Solit Note from the Company for $100,000, and the Company issued to the Solits a warrant (the "Solit Warrant") to purchase 50,000 shares of the Company's common stock. The proceeds from the Solit Note will be used for general working capital needs of the Company. The Company will also issue 13,000 incentive shares to O'Leary. The maturity date of the Solit Note is July 15, 2020.

On January 17, 2020, the Company entered into a 5% Promissory Note Agreement with Richard O'Leary ("O'Leary") for an aggregate principal amount of $53,500 (the "O'Leary Note"), pursuant to which O'Leary purchased the O'Leary Note from the Company for $50,000, and the Company issued to O'Leary a warrant (the "O'Leary Warrant") to purchase 25,000 shares of the Company's common stock. The proceeds from the O'Leary Note will be used for general working capital needs of the Company. The Company will also issue 6,500 incentive shares to O'Leary. The maturity date of the O'Leary Note is July 17, 2020.

On January 23, 2020, Edison Nation, Inc. (the "Company") entered into a $1,100,000 loan agreement the ("Loan Agreement") with Greentree Financial Group, Inc. (the "Investor"), pursuant to which the Investor purchased a 10% Convertible Promissory Note (the "Note") from the Company, and the Company issued to the Investor a warrant (the "Warrant") to purchase 550,000 shares of the Company's common stock, $0.001 per share ("Common Stock"). The $1,100,000 of proceeds from the Note will be used for general working capital purposes and for the repayment of debt. On January 24, 2020, the Company used $588,366,44 of the proceeds from the Note to pay off in full the 12% Convertible Promissory Note held by Labrys Fund, LP.

On January 29, 2020, the Company and the Investor entered into an Amendment Agreement, amending the Loan Agreement, the Note, and the Warrant to: (i) correct the effective date set forth in the Loan Agreement, Note and Warrant to January 23, 2020, (ii) clarify the terms of the registration right provision in the Loan Agreement, and (iii) to ensure that the total number of shares of Common Stock issued pursuant to the Loan Agreement, the Note, and/or the Warrant, each as amended, does not exceed 17.99% of the Company's issued and outstanding Common Stock as of January 23, 2020.

Upon execution of the Loan Agreement, the Company issued to the Investor 100,000 shares of Common Stock (the "Origination Shares") as an origination fee, plus an additional 60,000 shares of Common Stock as consideration for advisory services.

Pursuant to the Loan Agreement, the Company agreed to pay certain costs of the Investor, including $15,000 for the Investor's legal fees and transfer agent fees resulting from conversion of the Note. The Loan Agreement also contains representations and warranties by the Company and the Investor, which the Company believes are customary for transactions of this type. Furthermore, the Company is subject to certain negative covenants under the Loan Agreement, which the Company also believes are also customary for transactions of this type.

Pursuant to the Loan Agreement, the Company agreed to issue and sell to the Investor the Note, in the principal amount of $1,100,000. The Note, as amended, is due and payable October 23, 2020 (the "Maturity Date"), and is convertible at any time at a price of $2.00 per share, subject to certain adjustments to the conversion price set forth in the Note. The Note reiterates the registration rights set forth in the Loan Agreement and the Warrant. There is no prepayment penalty on the Note. If the Note is not prepaid by the 90th day after the effective date of the Registration Statement, the Investor is required to convert the entire amount of principal and interest outstanding on the Note at that time, at a price of $2.00 per share, unless an event of default (as such events are described in the Note) under the Note has occurred, in which case the Note would be mandatorily converted at a price equal to 50% of the lowest trading price of the Common Stock for the last 10 trading days immediately prior to, but not including, the date that the Note mandatorily converts. The Note also contains a conversion limitation provision, which prohibits the Investor from converting the Note in an amount that would result in the beneficial ownership of greater than 4.9% of the total issued and outstanding shares of Common Stock, provided that (i) such conversion limitation may be waived by the Investor with 61 days prior notice, and (ii) the Investor cannot waive the conversion limitation if conversion of the Note would result in the Investor having beneficial ownership of greater than 9.9% of the total issued and outstanding shares of Common Stock.

Pursuant to the Loan Agreement, the Company also issued the Investor a warrant to purchase 550,000 shares of Common Stock at an exercise price of $2.00 per share, subject to certain adjustments to the exercise price set forth in the Warrant. The Warrant, as amended, expires on January 23, 2023. If the closing price per share of the Common Stock reported on the day immediately preceding an exercise of the Warrant is greater than $2.00 per share, the Warrant may be exercised cashlessly, based on a cashless exercise formula. The Warrant reiterates the registration rights set forth in the Loan Agreement and the Note. The Warrant also contains a repurchase provision, which at any time after the Registration Statement is effective and the Common Stock has traded at a price over $3.00 share for 20 consecutive days, gives the Company a 30-day option to repurchase any unexercised portion of the Warrant at a price of $1.00 per share.

On December 4, 2019, the Company entered into a Senior Secured Note Agreement (the “32E Loan Agreement”) with 32 Entertainment LLC (“32E”), pursuant to which 32E agreed to loan the Company $250,000 (the “Loan”). The Loan is interest bearing at the rate of 10.0% per annum through the term of the Loan. The Company issued 10,000 shares of common stock to 32E in connection with the 32E Loan Agreement. In addition, the Company issued a warrant (the "32E Warrant") to purchase 50,000 shares of the Company's common stock. Under the terms of the 32E Loan Agreement, the Company entered into a registration rights agreement whereby the Company agreed to register the shares and file this registration statement on a Form S-1 with the SEC. The Company was required to have such registrations statement declared effective by the SEC within 90 calendar days. The Loan proceeds are being used to fund general working capital needs of the Company. If the Company defaults on the performance of any obligation under the Loan Agreement, 32E may declare the principal amount of the Loan owing under the 32E Loan Agreement at the time of default to be immediately due and payable. Interest is due in March, June and September. The outstanding principal and interest on the note is due on December 4, 2020.

On January 2, 2020, the Company entered into that certain Loan Agreement with Tiburon Opportunity Fund (the “Lender”), dated January 2, 2020 (the “Loan Agreement”). Pursuant to the terms of the Loan Agreement, the Lender agreed to loan the Company $400,000. The Loan is interest bearing at the rate of 1.5% per month through the term of the Loan. Additionally, the Loan Agreement provides that the Company shall pay the Lender the entire unpaid principal and all accrued interest upon thirty days’ notice to the Company, but in any event, the notice shall not be sooner than June 1, 2020. The Loan proceeds are being used to fund general working capital needs of the Company. If the Company defaults on the performance of any obligation under the Loan Agreement, the Lender may declare the principal amount of the Loan owing under the Loan Agreement at the time of default to be immediately due and payable. Furthermore, the Loan Agreement grants the Lender a collateral interest in certain accounts receivable of SRM Entertainment Ltd., a subsidiary of the Company.

On January 24, 2020, the Company repaid the Labrys Note in full. Upon repayment of the Labrys Note, Labrys Fund, LP returned to the Company for cancellation the 153,005 shares of Common Stock that had been originally issued to as a portion of the commitment fee paid in connection with the Labrys Note, and allowed the Company to cancel the reservation of the 875,000 shares of Common Stock that had been reserved pursuant to the Labrys SPA and Labrys Note.

Note 15 — Subsequent Events

Foreclosure of Cloud B, Inc.

In February 2019, CBAV1, LLC foreclosed on the Promissory Note it held that was secured by Cloud B, Inc.’s assets. After the foreclosure, there likely will be no assets to distribute to other creditors.

Issuance of Common Shares

In March 2019, the Company issued 10,500 shares of common stock to consultants for services performed.

First Fire Note Payable

On March 6, 2019, Edison Nation, Inc. (the “Company”) entered into a securities purchase agreement (the “SPA”) with an accredited investor (the “Investor”) pursuant to which the Investor purchased a 2% unsecured, senior convertible promissory note (the “Note”) from the Company.

The Company issued 15,000 shares of its common stock, par value $0.001 per share (“Common Stock”) to the Investor as additional consideration for the purchase of the Note. Under the terms of the SPA, the Investor will have piggyback registration rights in the event the Company files a Form S‑1 or Form S‑3 within six months from March 6, 2019, as well as a pro rata right of first refusal in respect of participation in any debt or equity financings undertaken by the Company during the 18 months following March 6, 2019. The Company is also subject to certain customary negative covenants under the SPA, including but not limited to, the requirement to maintain its corporate existence and assets subject to certain exceptions, and to not to make any offers or sales of any security under circumstances that would have the effect of establishing rights or otherwise benefitting other investors in a manner more favorable in any material respect than those rights and benefits established in favor of the Investor under the terms of the SPA and the Note.

As issued on March 6, 2019, the principal amount of the Note is $560,000, with an original issue discount in the amount of $60,000. The maturity date of the Note is six months from March 6, 2019. As stated above, all principal amounts and the interest thereon are convertible into shares Common Stock only in the event that an Event of Default occurs.